Current Receivables - Disclosure of Current Receivables (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of trade and other receivables [line items]
GST and VAT receivables	$ 1,781,734	$ 2,088,394
Receivable for grant income	6,039,650	6,267,855
Accounts receivables	130,677	17,358
Current receivables	$ 7,952,061	$ 8,373,607